Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.8%
Australia – 7.4%
26,263 AGL Energy Ltd. (Utilities) $ 173,352
154,635 Aristocrat Leisure Ltd.
(Consumer Services) 6,253,922
465,608 BHP Group Ltd. (Materials) 11,297,113
33,728 Commonwealth Bank of
Australia (Banks) 3,207,327
281,223 Computershare Ltd.
(Commercial & Professional
Services) 6,931,877
129,496 Emerald Resources NL
(Materials)* 303,309
47,432 Evolution Mining Ltd.
(Materials) 212,229
1,087,439 Glencore PLC (Materials)* 3,980,174
63,448 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,138,678
565,924 Insurance Australia Group Ltd.
(Insurance) 2,752,962
230,439 National Australia Bank Ltd.
(Banks) 4,956,443
623,257 Northern Star Resources Ltd.
(Materials) 7,195,613
12,969 Pro Medicus Ltd. (Health Care
Equipment & Services) 1,641,558
932,334 Qantas Airways Ltd.
(Transportation) 5,315,368
21,423 REA Group Ltd. (Media &
Entertainment) 2,972,324
499,047 South32 Ltd. (Materials) 1,005,350
59,337,599
Austria – 0.4%
45,409 Erste Group Bank AG (Banks) 3,140,991
3,694 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Insurance) 162,935
3,303,926
Belgium – 0.2%
11,147 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 1,962,595
China – 0.9%
197,500 AAC Technologies Holdings,
Inc. (Technology Hardware &
Equipment) 1,204,984
35,700 ENN Energy Holdings Ltd.
(Utilities) 295,070
1,038,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 1,410,602
90,985 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 4,227,088
7,137,744
Denmark – 1.5%
24,397 Cementir Holding NV
(Materials) 352,565
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
105,042 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 7,182,597
22,884 Pandora A/S (Consumer
Durables & Apparel) 3,507,232
33,365 Tryg A/S (Insurance) 793,702
11,836,096
Finland – 2.0%
929,578 Nokia OYJ (Technology
Hardware & Equipment) 4,895,899
564,728 Nordea Bank Abp (Banks) 7,223,125
230,039 Wartsila OYJ Abp (Capital
Goods) 4,104,693
16,223,717
France – 9.7%
67,327 Air Liquide SA (Materials) 12,788,445
10,168 Airbus SE (Capital Goods) 1,790,440
257,679 AXA SA (Insurance) 11,009,537
1,528 Christian Dior SE (Consumer
Durables & Apparel) 876,522
64,671 Cie de Saint-Gobain SA
(Capital Goods) 6,442,323
166,539 Cie Generale des Etablissements
Michelin SCA (Automobiles &
Components) 5,853,276
13,606 Covivio SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 761,620
12,738 Dassault Aviation SA (Capital
Goods) 4,200,050
30,204 Dassault Systemes (Software &
Services) 1,149,949
449,607 Engie SA (Utilities) 8,760,967
3,094 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 290,321
9,703 Legrand SA (Capital Goods) 1,027,583
3,723 Publicis Groupe SA (Media &
Entertainment) 351,260
45,906 Safran SA (Capital Goods) 12,086,293
18,309 SCOR SE (Insurance) 528,760
34,672 Thales SA (Capital Goods) 9,216,565
3,672 Vicat SACA (Materials) 198,090
77,332,001
Georgia – 0.2%
31,798 TBC Bank Group PLC (Banks) 1,696,402
Germany – 11.0%
25,577 Continental AG (Automobiles &
Components) 1,803,686
199,845 Deutsche Post AG
(Transportation) 8,580,006
315,103 E.ON SE (Utilities) 4,756,402
128,459 Fresenius Medical Care AG
(Health Care Equipment &
Services) 6,392,121

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
164,826 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services)* $ 7,037,029
13,767 GEA Group AG (Capital
Goods) 836,881
20,818 Hannover Rueck SE (Insurance) 6,204,969
96,810 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 3,227,153
15,708 Knorr-Bremse AG (Capital
Goods) 1,429,505
113,112 Mercedes-Benz Group AG
(Automobiles & Components) 6,681,723
14,984 MTU Aero Engines AG (Capital
Goods) 5,206,531
18,357 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 11,596,505
43,675 SAP SE (Software & Services) 11,702,705
61,388 Scout24 SE (Media &
Entertainment)
(a)
6,428,707
2,059 Siemens AG (Capital Goods) 475,519
85,882 Siemens Energy AG (Capital
Goods)* 5,091,260
87,450,702
Hong Kong – 2.3%
64,200 AIA Group Ltd. (Insurance) 485,986
207,900 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 9,248,267
61,000 Power Assets Holdings Ltd.
(Utilities) 365,302
55,000 Techtronic Industries Co. Ltd.
(Capital Goods) 659,135
8,205,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
7,533,865
18,292,555
Ireland – 0.0%
69,416 Greencore Group PLC (Food,
Beverage & Tobacco) 152,663
Italy – 5.4%
1,394,583 A2A SpA (Utilities) 3,361,022
4,870 Banca Generali SpA (Financial
Services) 274,381
487,906 Banca Mediolanum SpA
(Financial Services) 7,887,887
599,354 Banca Monte dei Paschi di
Siena SpA (Banks) 4,766,809
32,556 Banca Popolare di Sondrio SpA
(Banks) 393,836
677,381 Banco BPM SpA (Banks) 6,893,057
90,624 Coca-Cola HBC AG (Food,
Beverage & Tobacco)* 4,104,346
12,425 Credito Emiliano SpA (Banks) 169,206
7,383 Ferrari NV (Automobiles &
Components) 3,152,989
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
7,559 Leonardo SpA (Capital Goods) $ 368,115
202,323 UniCredit SpA (Banks) 11,356,828
42,728,476
Japan – 22.5%
156,600 Asics Corp. (Consumer
Durables & Apparel) 3,321,106
473,700 Astellas Pharma, Inc.
(Pharmaceuticals,
Biotechnology & Life Sciences) 4,611,235
73,800 Bandai Namco Holdings, Inc.
(Consumer Durables & Apparel) 2,475,804
18,500 Belluna Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 117,277
46,700 Chugai Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 2,139,400
532,400 Dai-ichi Life Holdings, Inc.
(Insurance) 4,065,156
970,200 Daiwa Securities Group, Inc.
(Financial Services) 6,532,598
13,000 Food & Life Cos. Ltd.
(Consumer Services) 388,604
2,400 Fujita Kanko, Inc. (Consumer
Services) 156,530
234,800 Fujitsu Ltd. (Software &
Services) 4,672,730
22,000 Heiwa Corp. (Consumer
Services) 345,077
530,200 Hitachi Ltd. (Capital Goods) 12,448,781
19,900 Hokuriku Electric Power Co.
(Utilities) 110,723
414,200 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 6,006,705
40,400 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 501,664
322,400 Japan Post Holdings Co. Ltd.
(Insurance) 3,232,840
57,800 Kansai Electric Power Co., Inc.
(The) (Utilities) 685,972
15,800 KDDI Corp.
(Telecommunication Services) 249,571
364,100 Kirin Holdings Co. Ltd. (Food,
Beverage & Tobacco) 5,045,031
171,900 Kobe Steel Ltd. (Materials) 1,995,226
71,800 Konami Group Corp. (Media &
Entertainment) 8,478,310
37,100 Lion Corp. (Household &
Personal Products) 438,428
606,000 Mitsubishi HC Capital, Inc.
(Financial Services) 4,106,506
17,500 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution
& Retail) 574,979
160,900 Modec, Inc. (Energy) 4,466,633
412,200 MS&AD Insurance Group
Holdings, Inc. (Insurance) 8,964,461

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
421,000 NEC Corp. (Software &
Services) $ 8,967,605
24,100 Nippn Corp. (Food, Beverage &
Tobacco) 349,103
7,900 Nippon Steel Corp. (Materials) 169,068
4,452,000 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 4,302,732
213,700 Nippon Yusen KK
(Transportation) 7,062,378
33,400 Nojima Corp. (Consumer
Discretionary Distribution &
Retail) 564,884
89,900 NOK Corp. (Automobiles &
Components) 1,323,043
398,700 Nomura Holdings, Inc.
(Financial Services) 2,456,759
120,600 NS Solutions Corp. (Software &
Services) 3,097,118
458,200 Obayashi Corp. (Capital Goods) 6,112,546
193,400 Olympus Corp. (Health Care
Equipment & Services) 2,531,747
20,600 Oracle Corp. Japan (Software &
Services) 2,167,807
50,400 Orient Corp. (Financial
Services) 267,533
58,000 PHC Holdings Corp. (Health
Care Equipment & Services) 397,282
756,900 Rakuten Group, Inc. (Consumer
Discretionary Distribution &
Retail)* 4,342,309
33,800 Resorttrust, Inc. (Consumer
Services) 330,024
23,300 Saizeriya Co. Ltd. (Consumer
Services) 668,850
164,200 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,563,845
111,600 Secom Co. Ltd. (Commercial &
Professional Services) 3,800,995
68,600 Seino Holdings Co. Ltd.
(Transportation) 1,057,938
28,300 Shionogi & Co. Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 427,181
622,600 Shizuoka Financial Group, Inc.
(Banks) 6,806,611
106,500 SoftBank Group Corp.
(Telecommunication Services) 5,447,466
100,000 Sompo Holdings, Inc.
(Insurance) 3,045,120
408,000 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 6,809,488
286,200 Sumitomo Mitsui Trust Group,
Inc. (Banks) 7,204,021
6,900 Sumitomo Osaka Cement Co.
Ltd. (Materials) 166,454
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
18,200 Sumitomo Riko Co. Ltd.
(Automobiles & Components) $ 212,917
44,100 Suzuki Motor Corp.
(Automobiles & Components) 541,333
26,400 Taiheiyo Cement Corp.
(Materials) 691,224
25,400 Teijin Ltd. (Materials) 223,412
21,300 Tokio Marine Holdings, Inc.
(Insurance) 828,630
24,400 Tokyo Tekko Co. Ltd.
(Materials) 939,860
4,500 Tokyotokeiba Co. Ltd.
(Consumer Services) 131,893
6,600 Towa Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 118,666
46,600 Toyo Seikan Group Holdings
Ltd. (Materials) 762,851
33,600 Toyo Tire Corp. (Automobiles
& Components) 617,063
11,000 Toyota Motor Corp.
(Automobiles & Components) 194,450
31,800 Trend Micro, Inc. (Software &
Services) 2,146,754
9,000 Tsumura & Co.
(Pharmaceuticals,
Biotechnology & Life Sciences) 261,035
13,800 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 856,930
293,200 Unicharm Corp. (Household &
Personal Products) 2,335,275
38,200 Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 535,409
16,400 ZERIA Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 248,158
179,217,114
Luxembourg – 0.2%
27,624 Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 1,473,540
Netherlands – 2.3%
32,849 Aegon Ltd. (Insurance) 215,747
22,375 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 14,807,191
7,965 Euronext NV (Financial
Services)
(a)
1,155,977
33,936 Heineken Holding NV (Food,
Beverage & Tobacco) 2,456,075
18,634,990
New Zealand – 0.4%
150,721 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 2,876,420

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – 2.2%
156,996 Aker BP ASA (Energy) $ 3,722,227
161,206 DNB Bank ASA (Banks) 4,241,763
54,209 Kongsberg Gruppen ASA
(Capital Goods) 7,947,860
31,038 Mowi ASA (Food, Beverage &
Tobacco) 575,363
42,572 Norsk Hydro ASA (Materials) 246,109
81,343 Orkla ASA (Food, Beverage &
Tobacco) 892,047
17,625,369
Singapore – 1.4%
37,600 Oversea-Chinese Banking Corp.
Ltd. (Banks) 481,883
72,201 Seatrium Ltd. (Capital Goods)* 112,627
716,400 Singapore Exchange Ltd.
(Financial Services) 7,092,386
210,900 Singapore Telecommunications
Ltd. (Telecommunication
Services) 534,917
56,000 StarHub Ltd.
(Telecommunication Services) 49,191
89,700 United Overseas Bank Ltd.
(Banks) 2,531,021
10,802,025
Spain – 0.1%
12,215 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 608,208
112,629 Unicaja Banco SA (Banks)
(a)
208,283
816,491
Sweden – 2.5%
5,873 Alfa Laval AB (Capital Goods) 251,805
86,935 Boliden AB (Materials) 2,852,567
624,398 Hexagon AB, Class B
(Technology Hardware &
Equipment) 6,674,668
7,130 Medicover AB, Class B (Health
Care Equipment & Services) 135,215
14,980 Saab AB, Class B (Capital
Goods) 589,005
553,285 Svenska Handelsbanken AB,
Class A (Banks) 6,252,958
368,506 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 2,867,256
19,623,474
Switzerland – 4.6%
193,017 ABB Ltd. (Capital Goods) 9,959,283
3,199 BKW AG (Utilities) 559,518
1,359 Cembra Money Bank AG
(Financial Services) 153,138
22,696 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 3,961,948
5,743 Kuehne + Nagel International
AG (Transportation) 1,326,236
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
23,203 Schindler Holding AG
Participation Certificates
(Capital Goods) $ 7,272,090
8,839 Sika AG (Materials) 2,153,041
375,406 UBS Group AG (Financial
Services) 11,530,444
36,915,698
United Kingdom – 11.5%
50,966 Admiral Group PLC (Insurance) 1,881,672
46,001 Associated British Foods PLC
(Food, Beverage & Tobacco) 1,140,429
122,542 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 17,994,675
1,722 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 126,567
665,010 Aviva PLC (Insurance) 4,792,796
193,225 BAE Systems PLC (Capital
Goods) 3,901,698
29,116 Beazley PLC (Insurance) 350,666
105,386 Compass Group PLC
(Consumer Services) 3,485,782
194,925 Currys PLC (Consumer
Discretionary Distribution &
Retail)* 219,061
203,979 Halma PLC (Technology
Hardware & Equipment) 6,843,829
79,824 Hiscox Ltd. (Insurance) 1,212,606
58,505 HSBC Holdings PLC (Banks) 663,242
268,350 Imperial Brands PLC (Food,
Beverage & Tobacco) 9,929,461
62,504 Investec PLC (Financial
Services) 386,904
6,252 JET2 PLC (Transportation) 100,062
303,482 Kingfisher PLC (Consumer
Discretionary Distribution &
Retail) 999,673
4,799,950 Lloyds Banking Group PLC
(Banks) 4,501,955
1,101,749 M&G PLC (Financial Services) 2,838,054
453,043 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 2,091,635
1,652,909 NatWest Group PLC (Banks) 9,759,428
476,379 Rolls-Royce Holdings PLC
(Capital Goods)* 4,630,106
27,681 Sage Group PLC (The)
(Software & Services) 434,601
62,472 Segro PLC REIT (Equity
Real Estate Investment Trusts
(REITs)) 558,740
130,444 Smiths Group PLC (Capital
Goods) 3,273,233
12,918 SSE PLC (Utilities) 266,090
1,869,565 Tesco PLC (Consumer Staples
Distribution & Retail) 8,043,409
61,074 TP ICAP Group PLC (Financial
Services) 203,542

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
896,765 Vodafone Group PLC
(Telecommunication Services) $ 842,620
91,472,536
United States – 9.1%
40,474 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,567,963
86,435 Holcim AG (Materials)* 9,301,549
202,645 Nestle SA (Food, Beverage &
Tobacco) 20,478,620
151,755 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 16,855,398
10,390 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 3,419,636
68,157 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 7,546,474
243,461 Shell PLC (Energy) 8,909,361
122,100 Shell PLC (Energy) 4,444,484
72,523,485
TOTAL COMMON STOCKS
(Cost $645,754,550)
779,435,618
Shares Description Rate Value
a
Preferred Stock – 0.2%
Germany – 0.2%
7,408 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences)
(Cost $1,859,625)
0.35% 1,726,954
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
79 4.259% 79
(Cost $79)
TOTAL INVESTMENTS – 98.0%
(Cost $647,614,254)
$ 781,162,651
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.0%
15,886,623
NET ASSETS – 100.0%
$ 797,049,274
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 25.9%
Industrials 18.4
Health Care 11.5
Information Technology 9.9
Consumer Discretionary 9.0
Consumer Staples 8.6
Materials 7.2
Communication Services 3.8
Energy 2.8
Utilities 2.5
Real Estate 0.4
Investment Company 0.0
TOTAL INVESTMENTS
100.0%

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At March 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 122 06/20/25 $ 6,845,258 $ (312,748)
FTSE 100 Index 23 06/20/25 2,552,707 (37,357)
HANG SENG Index 4 04/29/25 595,313 (15,057)
MSCI Singapore Index 7 04/29/25 203,063 (1,134)
SPI 200 Index 9 06/19/25 1,107,437 (13,282)
TOPIX Index 20 06/12/25 3,549,570 (29,410)
Total Futures Contracts
$ (408,988)

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.3%
Aerospace & Defense – 1.8%
3,982 Curtiss-Wright Corp. $ 1,263,369
41,412 General Electric Co. 8,288,612
66,359 HEICO Corp., Class A 13,999,758
12,658 Hexcel Corp. 693,152
111,232 Howmet Aerospace, Inc. 14,430,128
12,408 Lockheed Martin Corp. 5,542,778
86,877 Rocket Lab USA, Inc.*
(a)
1,553,361
149,820 RTX Corp. 19,845,157
3,045 Textron, Inc. 220,001
65,836,316
Air Freight & Logistics – 0.4%
126,437 United Parcel Service, Inc.,
Class B 13,906,806
Automobile Components – 0.0%
50,792 Mobileye Global, Inc., Class A
(Israel)*
(a)
731,151
Automobiles – 1.3%
97,923 General Motors Co. 4,605,319
156,564 Tesla, Inc.* 40,575,126
45,180,445
Banks – 2.6%
260,798 Bank of America Corp. 10,883,101
1 Cadence Bank 30
77,539 Cullen/Frost Bankers, Inc. 9,707,883
11,346 East West Bancorp, Inc. 1,018,417
40,192 First BanCorp. (Puerto Rico) 770,481
5,802 First Citizens BancShares, Inc.,
Class A 10,757,604
126,570 Huntington Bancshares, Inc. 1,899,816
42,796 International Bancshares Corp. 2,698,716
40,827 JPMorgan Chase & Co. 10,014,863
206,703 PNC Financial Services Group,
Inc. (The) 36,332,186
86,695 Prosperity Bancshares, Inc. 6,187,422
65,110 Synovus Financial Corp. 3,043,241
63,600 United Community Banks, Inc. 1,789,068
95,102,828
Beverages – 1.9%
119,526 Brown-Forman Corp., Class B 4,056,712
2,055 Coca-Cola Consolidated, Inc. 2,774,250
425,083 Monster Beverage Corp.* 24,875,857
228,917 PepsiCo, Inc. 34,323,815
23,763 Primo Brands Corp., Class A 843,349
66,873,983
Biotechnology – 3.9%
212,641 AbbVie, Inc. 44,552,542
28,872 Alnylam Pharmaceuticals, Inc.* 7,796,017
72,661 Aurinia Pharmaceuticals, Inc.
(Canada)* 584,195
254,998 Gilead Sciences, Inc. 28,572,526
34,671 Moderna, Inc.* 982,923
36,929 Regeneron Pharmaceuticals, Inc. 23,421,480
119,754 TG Therapeutics, Inc.* 4,721,900
62,342 Vertex Pharmaceuticals, Inc.* 30,224,648
140,856,231
Shares Description Value
aa
Common Stocks – (continued)
Broadline Retail – 4.0%
690,724 Amazon.com, Inc.* $ 131,417,148
34,974 eBay, Inc. 2,368,789
5,605 MercadoLibre, Inc. (Brazil)* 10,934,626
144,720,563
Building Products – 0.7%
21,989 Johnson Controls International
PLC 1,761,539
39,269 Lennox International, Inc. 22,023,233
23,784,772
Capital Markets – 4.7%
181,134 CME Group, Inc. 48,053,039
3,223 Coinbase Global, Inc., Class A* 555,097
31,838 Interactive Brokers Group, Inc.,
Class A 5,272,055
202,025 Invesco Ltd. 3,064,719
107,848 Jefferies Financial Group, Inc. 5,777,417
7,391 LPL Financial Holdings, Inc. 2,417,892
386,017 Morgan Stanley 45,036,603
189,281 Nasdaq, Inc. 14,358,857
174,546 Northern Trust Corp. 17,218,963
576,184 Robinhood Markets, Inc., Class
A* 23,980,778
100,016 XP, Inc., Class A (Brazil) 1,375,220
167,110,640
Chemicals – 1.2%
47,477 CF Industries Holdings, Inc. 3,710,327
8,601 Dow, Inc. 300,347
41,536 Ecolab, Inc. 10,530,207
71,307 Element Solutions, Inc. 1,612,251
26,262 Mosaic Co. (The) 709,337
75,528 Sherwin-Williams Co. (The) 26,373,622
43,236,091
Commercial Services & Supplies – 0.3%
37,390 Cintas Corp. 7,684,767
74,123 Rollins, Inc. 4,004,865
11,689,632
Communications Equipment – 0.9%
272,680 Arista Networks, Inc.* 21,127,246
133,214 Cisco Systems, Inc. 8,220,636
6,071 Motorola Solutions, Inc. 2,657,945
32,005,827
Construction & Engineering – 0.4%
10,335 Comfort Systems USA, Inc. 3,331,281
4,587 Limbach Holdings, Inc.* 341,594
78,495 MasTec, Inc.* 9,161,151
3,893 Sterling Infrastructure, Inc.* 440,726
13,274,752
Construction Materials – 0.6%
32,458 Eagle Materials, Inc. 7,203,404
6,646 Martin Marietta Materials, Inc. 3,177,652
42,752 Vulcan Materials Co. 9,974,042
20,355,098
Consumer Finance – 2.3%
234,665 Capital One Financial Corp. 42,075,434

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Finance – (continued)
96,351 Discover Financial Services $ 16,447,116
15,678 FirstCash Holdings, Inc. 1,886,377
121,065 OneMain Holdings, Inc. 5,917,657
335,589 Synchrony Financial 17,766,082
84,092,666
Consumer Staples Distribution & Retail – 1.9%
8,547 Casey's General Stores, Inc. 3,709,740
67,314 Costco Wholesale Corp. 63,664,235
67,373,975
Distributors – 0.1%
26,609 Genuine Parts Co. 3,170,196
Diversified Consumer Services – 0.5%
25,695 Adtalem Global Education, Inc.* 2,585,945
75,707 Bright Horizons Family
Solutions, Inc.* 9,617,817
1,587 Graham Holdings Co., Class B 1,524,885
10,601 Grand Canyon Education, Inc.* 1,834,185
14,614 H&R Block, Inc. 802,455
42,877 Service Corp. International 3,438,735
19,804,022
Diversified Telecommunication Services – 0.3%
208,125 Verizon Communications, Inc. 9,440,550
Electric Utilities – 1.0%
151,922 American Electric Power Co.,
Inc. 16,600,517
50,431 Eversource Energy 3,132,269
227,087 Xcel Energy, Inc. 16,075,489
35,808,275
Electrical Equipment – 1.2%
199,821 AMETEK, Inc. 34,397,187
32,308 Emerson Electric Co. 3,542,249
101,799 nVent Electric PLC 5,336,304
43,275,740
Electronic Equipment, Instruments & Components – 0.6%
94,239 Keysight Technologies, Inc.* 14,114,175
11,821 Teledyne Technologies, Inc.* 5,883,430
1 Vontier Corp. 33
19,997,638
Energy Equipment & Services – 1.0%
739,576 Halliburton Co. 18,763,043
94,650 Schlumberger NV 3,956,370
476,743 TechnipFMC PLC (United
Kingdom) 15,107,986
37,827,399
Entertainment – 2.1%
34,926 Netflix, Inc.* 32,569,543
432,035 Walt Disney Co. (The) 42,641,854
75,211,397
Financial Services – 4.2%
6,388 Affirm Holdings, Inc.* 288,674
50,057 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 1,832,086
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
133,530 Berkshire Hathaway, Inc., Class
B* $ 71,115,407
343,964 Equitable Holdings, Inc. 17,917,085
193,899 Fiserv, Inc.* 42,818,716
119,426 MGIC Investment Corp. 2,959,376
10,745 Visa, Inc., Class A 3,765,693
151,167 Voya Financial, Inc. 10,243,076
150,940,113
Food Products – 0.1%
39,594 Darling Ingredients, Inc.* 1,236,917
9,833 Lancaster Colony Corp. 1,720,775
2,957,692
Ground Transportation – 0.6%
94,059 CSX Corp. 2,768,156
12,022 Norfolk Southern Corp. 2,847,411
36,542 Ryder System, Inc. 5,255,105
6,305 U-Haul Holding Co. 373,130
43,995 Union Pacific Corp. 10,393,379
21,637,181
Health Care Equipment & Supplies – 1.9%
507,954 Boston Scientific Corp.* 51,242,399
35,822 Intuitive Surgical, Inc.* 17,741,562
68,983,961
Health Care Providers & Services – 3.5%
21,748 Cigna Group (The) 7,155,092
280,149 CVS Health Corp. 18,980,095
71,276 Elevance Health, Inc. 31,002,209
6,544 Encompass Health Corp. 662,776
43,802 HCA Healthcare, Inc. 15,135,781
35,843 HealthEquity, Inc.* 3,167,446
34,579 Humana, Inc. 9,149,603
87,403 LifeStance Health Group, Inc.* 582,104
6,269 Molina Healthcare, Inc.* 2,064,946
19,477 Quest Diagnostics, Inc. 3,295,509
47,957 UnitedHealth Group, Inc. 25,117,479
56,577 Universal Health Services, Inc.,
Class B 10,630,818
126,943,858
Health Care REITs – 0.7%
446,196 Healthpeak Properties, Inc. REIT 9,022,083
47,046 Omega Healthcare Investors, Inc.
REIT 1,791,512
135,658 Ventas, Inc. REIT 9,327,844
38,392 Welltower, Inc. REIT 5,882,038
26,023,477
Hotels, Restaurants & Leisure – 1.0%
49,494 Airbnb, Inc., Class A* 5,912,553
193,571 Chipotle Mexican Grill, Inc.* 9,719,200
46,512 DoorDash, Inc., Class A* 8,500,998
503,739 International Game Technology
PLC 8,190,796
137,868 Las Vegas Sands Corp. 5,325,841
5,222 Yum! Brands, Inc. 821,734
38,471,122

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Household Durables – 1.5%
117,457 D.R. Horton, Inc. $ 14,932,308
187,169 M/I Homes, Inc.* 21,370,957
154,895 PulteGroup, Inc. 15,923,206
52,226,471
Household Products – 1.4%
302,387 Procter & Gamble Co. (The) 51,532,793
Industrial REITs – 0.9%
62,315 First Industrial Realty Trust, Inc.
REIT 3,362,517
148,701 Prologis, Inc. REIT 16,623,285
265,467 Rexford Industrial Realty, Inc.
REIT 10,393,033
30,378,835
Insurance – 2.4%
35,396 American Financial Group, Inc. 4,648,911
49,985 Arch Capital Group Ltd. 4,807,557
41,284 CNO Financial Group, Inc. 1,719,479
17,855 Goosehead Insurance, Inc.,
Class A 2,107,961
999 Kinsale Capital Group, Inc. 486,223
15,650 Marsh & McLennan Cos., Inc. 3,819,070
157,127 Progressive Corp. (The) 44,468,512
6,559 Reinsurance Group of America,
Inc. 1,291,467
65,766 Travelers Cos., Inc. (The) 17,392,476
98,163 W R Berkley Corp. 6,985,279
87,726,935
Interactive Media & Services – 6.0%
608,787 Alphabet, Inc., Class A 94,142,822
241,058 Alphabet, Inc., Class C 37,660,491
438,924 fuboTV, Inc.* 1,281,658
141,176 Meta Platforms, Inc., Class A 81,368,199
32,852 Pinterest, Inc., Class A* 1,018,412
215,471,582
IT Services – 1.3%
5,074 EPAM Systems, Inc.* 856,694
52,678 Gartner, Inc.* 22,111,064
77,270 International Business Machines
Corp. 19,213,958
13,789 MongoDB, Inc.* 2,418,590
4,947 VeriSign, Inc.* 1,255,895
45,856,201
Leisure Products – 0.1%
53,210 Brunswick Corp. 2,865,359
172,646 Topgolf Callaway Brands Corp.* 1,137,737
4,003,096
Life Sciences Tools & Services – 1.9%
213,308 IQVIA Holdings, Inc.* 37,606,200
67,528 Medpace Holdings, Inc.* 20,575,106
6,958 Mettler-Toledo International,
Inc.* 8,216,772
3,494 Thermo Fisher Scientific, Inc. 1,738,615
5,740 West Pharmaceutical Services,
Inc. 1,285,071
69,421,764
Shares Description Value
aa
Common Stocks – (continued)
Machinery – 1.2%
5,761 AGCO Corp. $ 533,296
1 Fortive Corp. 73
97,597 Illinois Tool Works, Inc. 24,205,032
151,534 Mueller Industries, Inc. 11,537,799
66,199 Mueller Water Products, Inc.,
Class A 1,682,779
15,142 Snap-on, Inc. 5,103,005
17,147 Trinity Industries, Inc. 481,145
43,543,129
Media – 1.1%
433,323 Comcast Corp., Class A 15,989,619
37,692 Liberty Broadband Corp., Class
C* 3,205,704
538,121 News Corp., Class A 14,647,654
76,036 Trade Desk, Inc. (The), Class A* 4,160,690
38,003,667
Metals & Mining – 0.7%
56,430 Anglogold Ashanti PLC (United
Kingdom) 2,094,682
120,574 Carpenter Technology Corp. 21,845,597
23,940,279
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
409,656 Annaly Capital Management,
Inc. REIT 8,320,113
Multi-Utilities – 0.2%
79,326 CMS Energy Corp. 5,958,176
Office REITs – 0.0%
1 Vornado Realty Trust REIT 37
Oil, Gas & Consumable Fuels – 2.6%
67,311 Antero Midstream Corp. 1,211,598
252,159 Antero Resources Corp.* 10,197,310
36,958 Cheniere Energy, Inc. 8,552,081
179,119 ConocoPhillips 18,811,077
119,766 Diversified Energy Co. PLC 1,619,236
86,172 EOG Resources, Inc. 11,050,697
9,300 Excelerate Energy, Inc., Class A 266,724
88,260 Exxon Mobil Corp. 10,496,762
12,264 Hess Corp. 1,958,929
63,503 HF Sinclair Corp. 2,087,979
43,600 Kinder Morgan, Inc. 1,243,908
84,178 Marathon Petroleum Corp. 12,263,893
8,760 ONEOK, Inc. 869,167
25,980 Ovintiv, Inc. 1,111,944
31,484 Valero Energy Corp. 4,158,092
156,754 Williams Cos., Inc. (The) 9,367,619
95,267,016
Passenger Airlines – 0.4%
52,439 Alaska Air Group, Inc.* 2,581,048
236,979 Delta Air Lines, Inc. 10,332,284
12,913,332
Pharmaceuticals – 1.5%
196,040 Bristol-Myers Squibb Co. 11,956,480
78,381 Elanco Animal Health, Inc.* 823,000
8,361 Eli Lilly & Co. 6,905,434
88,523 Johnson & Johnson 14,680,654

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – (continued)
26,154 Merck & Co., Inc. $ 2,347,583
21,973 Royalty Pharma PLC, Class A 684,019
96,040 Zoetis, Inc. 15,812,986
53,210,156
Professional Services – 0.7%
35,982 Equifax, Inc. 8,763,776
163,146 ExlService Holdings, Inc.* 7,702,123
45,729 Genpact Ltd. 2,303,827
79,228 Parsons Corp.* 4,691,090
72,263 UL Solutions, Inc., Class A 4,075,633
27,536,449
Real Estate Management & Development – 0.3%
287,653 Compass, Inc., Class A* 2,511,211
71,280 CoStar Group, Inc.* 5,647,515
8,158,726
Residential REITs – 0.4%
1 Apartment Investment and
Management Co., Class A REIT 9
15,691 AvalonBay Communities, Inc.
REIT 3,367,603
21,013 Camden Property Trust REIT 2,569,890
42,893 Equity LifeStyle Properties, Inc.
REIT 2,860,963
11,780 Equity Residential REIT 843,212
26,742 Mid-America Apartment
Communities, Inc. REIT 4,481,424
14,123,101
Retail REITs – 0.0%
21,274 Brixmor Property Group, Inc.
REIT 564,825
2 Simon Property Group, Inc.
REIT 332
565,157
Semiconductors & Semiconductor Equipment – 7.6%
16,994 Applied Materials, Inc. 2,466,169
357,941 Broadcom, Inc. 59,930,062
3,264 KLA Corp. 2,218,867
49,590 Lam Research Corp. 3,605,193
1,395,898 NVIDIA Corp. 151,287,425
165,327 QUALCOMM, Inc. 25,395,881
151,946 Texas Instruments, Inc. 27,304,696
272,208,293
Software – 8.9%
328,431 ACI Worldwide, Inc.* 17,968,460
52,029 Adobe, Inc.* 19,954,682
118,466 Alarm.com Holdings, Inc.* 6,592,633
679,635 CCC Intelligent Solutions
Holdings, Inc.* 6,137,104
26,241 Clearwater Analytics Holdings,
Inc., Class A* 703,259
6,856 Commvault Systems, Inc.* 1,081,603
145,749 Datadog, Inc., Class A* 14,459,758
2,905 Intuit, Inc. 1,783,641
39,654 Manhattan Associates, Inc.* 6,861,728
562,097 Microsoft Corp. 211,005,593
2,907 MicroStrategy, Inc., Class A* 838,001
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
18,506 Oracle Corp. $ 2,587,324
7,650 Palo Alto Networks, Inc.* 1,305,396
19,294 Sapiens International Corp. NV
(Israel) 522,675
24,029 ServiceNow, Inc.* 19,130,448
43,289 Zscaler, Inc.* 8,589,403
319,521,708
Specialized REITs – 0.4%
5,206 CubeSmart REIT 222,348
9,634 Lamar Advertising Co., Class
A REIT 1,096,157
54,176 Public Storage REIT 16,214,335
17,532,840
Specialty Retail – 1.0%
8,232 Asbury Automotive Group, Inc.* 1,817,955
17,213 CarMax, Inc.* 1,341,237
65,256 Chewy, Inc., Class A* 2,121,472
12,542 Lithia Motors, Inc. 3,681,579
91,859 Lowe’s Cos., Inc. 21,424,274
530 O'Reilly Automotive, Inc.* 759,267
15,169 Penske Automotive Group, Inc. 2,184,033
26,000 Sonic Automotive, Inc., Class A 1,480,960
1 Victoria's Secret & Co.* 19
34,810,796
Technology Hardware, Storage & Peripherals – 6.8%
963,215 Apple, Inc. 213,958,948
288,644 Dell Technologies, Inc., Class C 26,309,901
42,942 NetApp, Inc. 3,772,025
5,355 Seagate Technology Holdings
PLC 454,907
244,495,781
Textiles, Apparel & Luxury Goods – 0.6%
38,986 G-III Apparel Group Ltd.* 1,066,267
22,919 Lululemon Athletica, Inc.* 6,487,452
84,770 Movado Group, Inc. 1,417,355
31,116 Ralph Lauren Corp. 6,868,546
75,785 Skechers USA, Inc., Class A* 4,303,072
20,142,692
Trading Companies & Distributors – 0.4%
42,034 FTAI Aviation Ltd. 4,667,035
5,515 United Rentals, Inc. 3,456,250
11,713 Watsco, Inc. 5,953,718
14,077,003
Wireless Telecommunication Services – 0.1%
75,362 Telephone and Data Systems,
Inc. 2,919,524
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $2,113,016,028)
3,530,490,049

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares x Dividend Rate Value x
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
1,801,600 4.259% $ 1,801,600
(Cost $1,801,600)
TOTAL INVESTMENTS – 98.4%
(Cost $2,114,817,628)
$ 3,532,291,649
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.6%
56,642,054
NET ASSETS – 100.0%
$ 3,588,933,703
  a
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion of security is on loan.
* Non-income producing security.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At March 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 36 06/20/25 $ 3,648,780 $ (391)
S&P 500 E-Mini Index 130 06/20/25 36,746,125 2,860
Total Futures Contracts
$ 2,469

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
March 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-
Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan.
The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing
(a)
International Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,134,830 $ 215,011,010 $ —
Europe 2,248,742 427,030,486 —
North America 1,567,963 70,955,522 —
Oceania — 62,214,019 —
Investment Company 79 — —
Total
$ 5,951,614 $ 775,211,037 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (408,988) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,253,826 $ — $ —
Europe 17,202,668 — —
North America 3,499,723,709 — —
South America 12,309,846 — —
Securities Lending Reinvestment Vehicle 1,801,600 — —
Total
$ 3,532,291,649 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,860 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (391) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government
Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund
is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government
Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk— A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.
Foreign and Emerging Countries Risk— Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Large Shareholder Transactions Risk— A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global
Equity Portfolio to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)